Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2011
Non-controlling interest [Abstract]
Changes in non-controlling interest
Changes in non-controlling interest in 2011, 2010 and 2009 are as follows:

(In US$ millions)	Scorpion	Archer	Ship Finance	North Atlantic	Total
January 1, 2009	-	14	579	-	593
Changes in 2009	-	9	(60)	-	(51)
2009 net income	-	7	85	-	92
December 31, 2010	-	30	604	-	634
Changes in 2010	2	295	(447)	-	(150)
2010 net income	(2)	1	56	-	55
December 31, 2010	-	326	213	-	539
Changes in 2011	-	(320)	(46)	71	(295)
2011 net (loss)/income	-	(6)	48	39	81
December 31, 2011	-	-	215	110	325